Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 17,059	$ 7,760
Accounts receivable	7,889	13,533
Prepaid gold interest (Note 6)	7,618
Investments (Note 7)	2,689	18,238
Asset held for sale (Note 4)		1,500
Prepaid expenses and other	1,000	653
Total current assets	36,255	41,684
Non-current assets
Royalty, stream and other interests (Note 4 and 5)	314,907	334,210
Prepaid gold interest (Note 6)	40,084
Investments (Note 7)		1,000
Deferred financing costs and other	1,289	960
Deferred tax asset (Note 14)		1,753
Total assets	392,535	379,607
Current liabilities
Trade and other payables	2,910	3,285
Deferred revenue		3,333
Total current liabilities	2,910	6,618
Non-current liabilities
Credit facility (Note 8)	12,500	32,000
Deferred tax liability (Note 14)	5,311
Total liabilities	20,721	38,618
Capital and reserves
Share capital (Note 9a)	336,801	318,530
Reserves	10,008	10,654
Accumulated other comprehensive income	274	4,326
Retained earnings	24,731	7,479
Total equity	371,814	340,989
Total liabilities and equity	$ 392,535	$ 379,607